BALANCE SHEET COMPONENTS - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Finance lease assets	$ 2,193	$ 646
Property, plant and equipment, gross	448,618	260,884
Less: accumulated depreciation and amortization	(30,833)	(16,507)
Total property, plant and equipment, net	417,785	244,377
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment	209,187	103,515
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	127,797	100,391
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	35,257	24,875
Land
Property, Plant and Equipment [Line Items]
Property and equipment	24,762	3,957
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment	17,693	11,676
Demo vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	15,215	888
Software
Property, Plant and Equipment [Line Items]
Property and equipment	8,568	7,562
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	2,953	2,883
Other
Property, Plant and Equipment [Line Items]
Property and equipment	3,501	3,011
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,492	$ 1,480